General (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended			12 Months Ended					3 Months Ended	12 Months Ended		12 Months Ended
	Nov. 30, 2012	May 31, 2012	Dec. 31, 2011	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2009	Dec. 31, 2013 Federmann Group	Jun. 30, 2013 FV	Dec. 31, 2011 FV	Dec. 31, 2013 FV	Dec. 31, 2013 Cabin Pressurization Control Systems
Business Acquisition [Line Items]
Ownership percentage								45.94%
Amount of export authorization to supply systems to foreign customers			$ 90,000
Operating expenses			72,800	585,455	612,815	616,350
Operating expenses, net of taxes			62,000
Amount of advances and performance guarantees forfeited		33,600
Amount sought in litigation for damages and expenses	74,000						16,000
Ownership percentage, common stock											59.40%
Impairment loss				254	616	15,977				16,000
Impairment loss related to non-controlling interest										6,500
Net Impairment Loss										9,500
Gain on disposal of discontinued operations									700
Gain on sale of property, plant and equipment				$ 147	$ (1,197)	$ 1,645						$ 3,800